Acquisition of Integra (Tables)	12 Months Ended
Dec. 31, 2018
Integra gold corporation [member]
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Allocation of Purchase Price
The allocation of the purchase price is as follows:

15,436,179 common shares of shares of Eldorado at C$15.70/share (*)	$188,061
Cash consideration including advances	126,869
Fair value of existing Integra investment by Eldorado	41,968
Total Consideration	$356,898

Net assets acquired:

Cash and cash equivalents	$5,205
Marketable securities	2,857
Accounts receivable and other	5,920
Inventories	2,471
Other assets	3,495
Property, plant and equipment	393,647
Goodwill	92,591
Accounts payable and accrued liabilities	(8,028)
Flow-through share premium liability	(4,722)
Other liabilities	(9,635)
Deferred income taxes	(126,903)
$356,898

* common shares and price per share shown as post-share consolidation amounts. Please refer to Note 20.